CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 2,980	$ 2,982	$ 2,625
Other income	57	50	47
Direct operating costs	(1,012)	(1,036)	(978)
Management service costs	(108)	(80)	(82)
Interest expense - borrowings	(682)	(705)	(632)
Share of net income	11	68	2
Foreign exchange and unrealized financial instruments loss	(33)	(34)	(46)
Depreciation	(798)	(819)	(782)
Other	(91)	(82)	(15)
Income tax (expense) recovery
Current	(65)	(30)	(39)
Deferred	14	89	(49)
Total income tax recovery (expense)	(51)	59	(88)
Net income	273	403	51
Net income attributable to:
Preferred limited partners' equity	44	38	28
Limited partners' equity	$ (34)	$ 24	$ (32)
Basic and diluted (loss) earnings per LP Unit (in USD per share)	$ (0.19)	$ 0.13	$ (0.18)
Non-controlling interests
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 2,980	$ 2,982	$ 2,625
Income tax (expense) recovery
Net income	273	403	51
Participating non-controlling interests - in operating subsidiaries
Income tax (expense) recovery
Net income	262	297	53
Net income attributable to:
Net income (loss) allocated to non-controlling interests	262	297	53
General partnership interest in a holding subsidiary held by Brookfield
Income tax (expense) recovery
Net income		1	(1)
Net income attributable to:
Net income (loss) allocated to non-controlling interests	0	1	(1)
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Income tax (expense) recovery
Net income	(25)	17	(23)
Net income attributable to:
Net income (loss) allocated to non-controlling interests	(25)	17	(23)
Preferred equity
Income tax (expense) recovery
Net income	26	26	26
Net income attributable to:
Net income (loss) allocated to non-controlling interests	$ 26	$ 26	$ 26